Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2023
Entity Registrant Name	Neuberger Berman ETF Trust
Entity Central Index Key	0001506001
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 15, 2024
Document Effective Date	Mar. 05, 2024
Prospectus Date	Mar. 05, 2024
Neuberger Berman Small-Mid Cap ETF | Neuberger Berman Small-Mid Cap ETF
Prospectus:
Trading Symbol	NBSM